Business And Significant Accounting Policies (Supplemental Cash Flow Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Junior subordinated debentures	$ 18,300,000		$ 19,300,000		$ 21,000,000
Revolving credit facility	0		100,000		700,000
Other indebtedness	3,500,000	[1]	3,100,000	[1]	3,900,000	[1]
Total interest paid	21,800,000		22,500,000		25,600,000
Interest paid on note payable related to acquisition of ARIS	$ 9,000

[1]	Other indebtedness in 2011 and 2010 includes Argo International's floating rate loan stock and a note payable related to the acquisition of ARIS (see Note 8, "Other Indebtedness" for further discussion regarding these debt instruments). Interest paid in 2011, reflected in the above table, is related to the floating rate loan stock as the interest paid on the note payable related to the acquisition of ARIS was $9 thousand. No interest was paid on the note payable in 2010.